Goodwill and Other Intangible Assets - Schedule of Finite-Lived Assets (Details) - USD ($) $ in Millions	Mar. 31, 2022	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 52.9	$ 66.1
Accumulated Amortization	(12.5)	(20.2)
Net Carrying Amount	40.4	45.9
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	52.9	55.2
Accumulated Amortization	(12.5)	(9.3)
Net Carrying Amount	$ 40.4	45.9
Other
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		10.9
Accumulated Amortization		(10.9)
Net Carrying Amount		$ 0.0